S000070572 [Member] Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Putnam Retirement Advantage 2065 Fund | Class A
Prospectus [Line Items]
Annual Return [Percent]	22.31%	25.62%	(18.32%)	19.99%